Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 22, 2014 complaint	Dec. 28, 2013
Loss Contingencies [Line Items]
Purchase commitments not completed at year end		$ 381
Number of lawsuits filed	12
In Re Safeway Inc. Stockholders Litigation [Member]
Loss Contingencies [Line Items]
Number of lawsuits filed	7
County of Alameda Litigation Cases [Member]
Loss Contingencies [Line Items]
Number of lawsuits filed	4
Northern District of California Cases [Member]
Loss Contingencies [Line Items]
Number of lawsuits filed	1